INCOME TAXES - Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ (216,000)
State					6,000	$ 11,000
Current Income Tax Expense (Benefit), Total					(210,000)	11,000
Deferred - Federal						(183,000)
Income Tax Expense (Benefit), Total	$ 823	$ 0	$ (19,524)	$ (238,929)	$ (210,000)	$ (172,000)